UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
Address:       660 Madison Avenue, 20th Floor
               New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron and Curtis Schenker
Title:         Principals
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron           New York, NY                     2/17/09
--------------------       ---------------------            -----------------

/s/ Curtis Schenker        New York, NY                     2/17/09
--------------------       ---------------------            -----------------
 [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                             TITLE OF          CUSIP      VALUE  SHARES     SH/ PUT/   INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               CLASS                      (x$1000) PRN  AMT   PRN CALL   DSCRETN   MANAGERS    SOLE    SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------   -----
ADVANCE TECHNOLOGY ACQU COR  COM               007556111       5    172,500 SH         SOLE          N/A     172,500
ADVANCE TECHNOLOGY ACQU COR  COM               007556111       5    172,500 SH         DEFINED       01      172,500
AUGUSTA RESOURCES CORP       COM               050912203   1,149  2,497,000 SH         DEFINED       01    2,497,000
BANKRATE INC                 COM               06646V108     950     25,000 PUT        SOLE          N/A      25,000
BANKRATE INC                 COM               06646V108   1,577     41,500 PUT        DEFINED       01       41,500
BECKMAN COULTER INC          COM               075811109   6,591    150,000 SH         SOLE          N/A     150,000
BECKMAN COULTER INC          COM               075811109  10,458    238,000 SH         DEFINED       01      238,000
BGC PARTNERS INC             CL A              05541T101   1,380    500,000 SH         SOLE          N/A     500,000
BGC PARTNERS INC             CL A              05541T101   2,277    825,000 SH         DEFINED       01      825,000
CAPITAL ONE FINL CORP        COM               14040H105   1,595     50,000 PUT        SOLE          N/A      50,000
CAPITAL ONE FINL CORP        COM               14040H105   2,647     83,000 PUT        DEFINED       01       83,000
CDN IMPERIAL BK OF COMMERCE  COM               136069101   2,296     55,000 PUT        SOLE          N/A      55,000
CDN IMPERIAL BK OF COMMERCE  COM               136069101   6,012    144,000 PUT        DEFINED       01      144,000
CONSTELLATION ENERGY GROUP I COM               210371100   2,509    100,000 CALL       SOLE          N/A     100,000
CONSTELLATION ENERGY GROUP I COM               210371100   4,165    166,000 CALL       DEFINED       01      166,000
COVIDIEN LTD                 COM               G2252X108   2,718     75,000 SH         SOLE          N/A      75,000
COVIDIEN LTD                 COM               G2252X108   1,812     50,000 CALL       SOLE          N/A      50,000
COVIDIEN LTD                 COM               G2252X108   4,512    124,500 SH         DEFINED       01      124,500
COVIDIEN LTD                 COM               G2252X108   3,008     83,000 CALL       DEFINED       01       83,000
ENERGY XXI (BERMUDA) LTD     COM               G10082108     395    500,000 SH         SOLE          N/A     500,000
ENERGY XXI (BERMUDA) LTD     COM               G10082108     569    720,000 SH         DEFINED       01      720,000
ENTERGY CORP NEW             COM               29364G103   4,157     50,000 CALL       SOLE          N/A      50,000
ENTERGY CORP NEW             COM               29364G103   7,315     88,000 CALL       DEFINED       01       88,000
GREENLIGHT CAPITAL RE LTD    CL A              G4095J109   1,309    100,750 SH         SOLE          N/A     100,750
GREENLIGHT CAPITAL RE LTD    CL A              G4095J109  11,759    905,250 SH         DEFINED       01      905,250
HELIX ENERGY SOLUTIONS GRP I COM               42330P107   3,620    500,000 SH         SOLE          N/A     500,000
HELIX ENERGY SOLUTIONS GRP I COM               42330P107   6,027    832,500 SH         DEFINED       01      832,500
HSBC HLDGS PLC               COM               404280906   1,217     25,000 PUT        SOLE          N/A      25,000
HSBC HLDGS PLC               COM               404280906   1,991     40,900 PUT        DEFINED       01       40,900
HUGHS COMMUNICATION INC      COM               444398101   1,594    100,000 SH         SOLE          N/A     100,000
HUGHS COMMUNICATION INC      COM               444398101   2,289    143,627 SH         DEFINED       01      143,627
KAISER ALUMINUM CORP         COM               483007704   5,540    245,992 SH         SOLE          N/A     245,992
KAISER ALUMINUM CORP         COM               483007704   8,638    383,585 SH         DEFINED       01      383,585
MAGUIRE PPTYS INC            COM               559775101   1,789  1,225,000 SH         SOLE          N/A   1,225,000
MAGUIRE PPTYS INC            COM               559775101   3,951  2,706,259 SH         DEFINED       01    2,706,259
MULTIMEDIA GAMES INC         COM               625453105   2,432  1,021,739 SH         DEFINED       01    1,021,739
ODESSEY MARINE EXPLORATION   COM               676118102   4,967  1,542,500 SH         SOLE          N/A   1,542,500
ODESSEY MARINE EXPLORATION   COM               676118102   7,419  2,304,000 SH         DEFINED       01    2,304,000
POLARIS ACQUISITION CORP     UNIT 99/99/9999   73104R201       7    373,450 SH         SOLE          N/A     373,450
POLARIS ACQUISITION CORP     UNIT 99/99/9999   73104R201       8    383,450 SH         DEFINED       01      383,450
SMUCKER JM CO                COM               832696405   4,336    100,000 SH         SOLE          N/A     100,000
SMUCKER JM CO                COM               832696405   7,198    166,000 SH         DEFINED       01      166,000
SPDR GOLD TRUST              GOLD SHS          78463V107  15,141    175,000 SH         SOLE          N/A     175,000
SPDR GOLD TRUST              GOLD SHS          78463V107  25,134    290,500 SH         DEFINED       01      290,500
SPDR TR                      COM               78462F103   6,768     75,000 SH         SOLE          N/A      75,000
SPDR TR                      COM               78462F103  11,235    124,500 SH         DEFINED       N/A     124,500


SPDR TR                      COM               78462F103  36,096    400,000 CALL       SOLE          N/A     400,000
SPDR TR                      COM               78462F103  59,874    663,500 CALL       DEFINED       N/A     663,500
SPDR TR                      COM               78462F103   2,256     25,000 PUT        SOLE          N/A      25,000
SPDR TR                      COM               78462F103   3,745     41,500 PUT        DEFINED       N/A      41,500
STONELEIGH PARTNERS ACQUS CO *W EXP 05/31/201  861923126       4    125,000 SH         SOLE          N/A     125,000
STONELEIGH PARTNERS ACQUS CO *W EXP 05/31/201  861923126       4    125,000 SH         DEFINED       01      125,000
STRATEGIC HOTELS & RESORTS I COM               86272T106     840    500,000 SH         SOLE          N/A     500,000
STRATEGIC HOTELS & RESORTS I COM               86272T106   1,394    830,000 SH         DEFINED       01      830,000
TARGET CORP                  COM               87612E106   5,180    150,000 PUT        SOLE          N/A     150,000
TARGET CORP                  COM               87612E106   8,598    249,000 PUT        DEFINED       01      249,000
THERMADYNE HLDGS CORP NEW    COM               883435307     302     44,012 SH         SOLE          N/A      44,012
THERMADYNE HLDGS CORP NEW    COM               883435307     362     52,649 SH         DEFINED       01       52,649
WACHOVIA CORP                CONV7.5% PFD CL A 929903219   5,625      7,500 SH         SOLE          N/A       7,500
WACHOVIA CORP                CONV7.5% PFD CL A 929903219   9,456     12,608 SH         DEFINED       01       12,608
WELLS FARGO & CO NEW         COM               949746101   2,948    100,000 PUT        SOLE          N/A     100,000
WELLS FARGO & CO NEW         COM               949746101   4,894    166,000 PUT        DEFINED       01      166,000
WENDYS INTL INC              COM               950590109   9,433  1,909,453 SH         SOLE          N/A   1,909,453
WENDYS INTL INC              COM               950590109     309     62,500 CALL       SOLE          N/A      62,500
WENDYS INTL INC              COM               950590109  15,815  3,201,451 SH         DEFINED       01    3,201,451
WENDYS INTL INC              COM               950590109     543    110,000 CALL       DEFINED       01      110,000

                             66                          370,146


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         66
Form 13F Information Table Value Total:         $370,146
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number            Name

     01       28-04329                        Scoggin LLC